Income Taxes - A reconciliation of the beginning and ending gross unrecognized tax benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 6,016	$ 6,151	$ 5,545
Additions based on prior year tax positions	0	0	310
Foreign currency translation	134	(135)	296
Balance at end of year	$ 6,150	$ 6,016	$ 6,151